Segment information (Tables)	6 Months Ended
Jun. 30, 2023
Segment information
Schedule of reconciliation of segment Adjusted EBITDA to Group net loss from continuing operations

	For the six months ended June 30, 2023
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	8,286	16,338	—	24,624

Adjusted EBITDA	1,565	1,306	(18,403)	(15,532)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	12	9	1,852	1,873
Additions to intangible assets	87	—	2,056	2,143

Other segment information
Depreciation and amortization	213	763	2,825	3,801
Research and development expenses	—	3	6,848	6,851

	For the six months ended June 30, 2022
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	6,888	14,501	—	21,389

Adjusted EBITDA	2,571	2,719	(21,377)	(16,087)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	12	713	113	838
Additions to intangible assets	99	—	52	151

Other segment information
Depreciation and amortization	251	953	3,308	4,512
Research and development expenses	—	—	9,071	9,071

Reconciliation of segment Adjusted EBITDA to Group net loss from continuing operations

	For the six months ended June 30
in EUR k	2023	2022
Reported segment Adjusted EBITDA	2,871	5,290
Corporate expenses	(18,403)	(21,377)
	(15,532)	(16,087)
Share-based payment income/(expenses)	(1,920)	1,386
Depreciation and amortization	(3,801)	(4,512)
One-off costs	—	(2,179)
Operating loss from continuing operations	(21,253)	(21,392)
Financial costs, net	(3,190)	(1,497)
Income tax expenses	(13)	(179)
Loss from continuing operations for the six months ended June 30	(24,456)	(23,068)